VANECK JUNIOR GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 99.9%
Australia : 20.2%
Alkane Resources Ltd. * † 20,891,937 $ 6,495,144
Aurelia Metals Ltd. * † 64,976,887 7,806,336
Australian Strategic
Materials Ltd. * 1 0
Bellevue Gold Ltd. * † 39,455,569 35,828,546
Capricorn Metals Ltd. * 15,038,820 59,386,761
De Grey Mining Ltd. * 76,152,511 72,840,705
Emerald Resources NL * † 19,610,763 52,131,351
Evolution Mining Ltd. ‡ 104,383,392 333,715,596
Firefinch Ltd. †∞ 54,133,739 3,379,976
Genesis Minerals Ltd. * † 26,603,985 37,704,936
Gold Road Resources Ltd. † 45,723,762 53,860,419
Kingsgate Consolidated
Ltd. * † 11,612,097 11,157,302
OceanaGold Corp. (CAD) 30,355,950 86,060,394
Perseus Mining Ltd. 52,210,246 93,647,428
Ramelius Resources Ltd. † 38,084,079 57,545,668
Regis Resources Ltd. * 24,362,167 34,227,871
Resolute Mining Ltd. * † 73,704,501 37,591,959
Vault Minerals Ltd. * 258,072,751 58,187,358
West African Resources
Ltd. * 38,293,178 45,560,519
Westgold Resources Ltd. † 18,784,382 34,618,902
1,121,747,171
Burkina Faso : 2.0%
IAMGOLD Corp. (USD) * 21,366,365 111,746,089
Underline
Canada : 50.1%
Alamos Gold, Inc. (USD) 18,409,741 367,090,236
Aris Mining Corp. * † 6,753,226 31,292,938
Arizona Metals Corp. * † 5,227,853 6,152,919
Artemis Gold, Inc. * 7,676,962 73,703,836
Aya Gold & Silver, Inc. * † 5,567,796 72,536,518
B2Gold Corp. (USD) † ‡ 90,752,944 279,519,068
Calibre Mining Corp. * 33,993,648 65,674,837
Centerra Gold, Inc. (USD) 6,758,904 48,393,753
Culico Metals, Inc. * 1,312,938 97,186
Dakota Gold Corp. (USD) * 3,198,041 7,547,377
Discovery Silver Corp. * † 13,061,586 6,671,227
Dundee Precious Metals, Inc. 5,369,447 54,451,626
Endeavour Silver Corp.
(USD) * † 11,666,858 45,967,421
Equinox Gold Corp. (USD) * † 17,475,905 106,428,261
Filo Corp. * † 3,896,158 92,951,754
First Majestic Silver Corp.
(USD) † 12,251,293 73,507,758
Fortuna Mining Corp.
(USD) * † 13,224,469 61,229,292
Gold Royalty Corp. (USD) * † 6,275,051 8,534,069
GoldMining, Inc. (USD) * † 8,505,543 7,995,210
K92 Mining, Inc. * † 9,539,183 55,570,799
Lundin Gold, Inc. † 3,981,554 86,206,340
MAG Silver Corp. (USD) * † 3,326,092 46,698,332
McEwen Mining, Inc. (USD) *
† 2,010,768 18,700,142
Metalla Royalty & Streaming
Ltd. (USD) * † 4,133,417 12,772,259
Number
of Shares Value
Canada (continued)
New Found Gold Corp. * † 5,082,415 $ 12,979,260
New Gold, Inc. (USD) * 31,117,205 89,617,550
NorthX Nickel Corp. * † 179,304 18,581
Novagold Resources, Inc.
(USD) * † 6,822,401 27,971,844
Orla Mining Ltd. (USD) * † 6,682,424 26,729,696
Osisko Gold Royalties Ltd.
(USD) † 6,093,714 112,794,646
Osisko Mining, Inc. * 13,523,711 48,751,229
Pan American Silver Corp.
(USD) 16,758,010 349,739,669
Prime Mining Corp. * † 5,258,004 6,149,485
Sandstorm Gold Ltd. (USD) 10,436,151 62,616,906
Seabridge Gold, Inc. (USD) *
† 3,477,049 58,379,653
Silvercorp Metals, Inc.
(USD) † 10,267,011 44,866,838
SilverCrest Metals, Inc.
(USD) * 5,917,640 54,738,170
Skeena Resources Ltd. * † 3,387,002 28,806,879
SSR Mining, Inc. (USD) 7,571,302 43,004,995
Sulliden Mining Capital,
Inc. * 1,689,990 18,764
Torex Gold Resources, Inc. * 3,098,985 59,206,338
Triple Flag Precious Metals
Corp. (USD) † 3,248,623 52,562,720
Victoria Gold Corp. * † 1,722,275 1
Vizsla Silver Corp. * † 8,966,894 17,191,055
Wesdome Gold Mines Ltd. *
† 5,465,054 51,335,383
2,777,172,820
China : 2.0%
Zhaojin Mining Industry Co.
Ltd. (HKD) † 63,708,200 112,071,898
Underline
Egypt : 1.5%
Centamin Plc (GBP) 42,948,008 84,455,924
Underline
Indonesia : 1.0%
Bumi Resources Minerals
Tbk PT * 3,496,358,300 53,110,731
Underline
Jersey, Channel Islands : 0.2%
Caledonia Mining Corp. Plc
(USD) 646,289 9,668,483
Underline
Mexico : 3.4%
Fresnillo Plc (GBP) 8,736,347 71,872,256
Industrias Penoles SAB de
CV * † 8,859,463 118,117,134
189,989,390
Peru : 2.2%
Cia de Minas Buenaventura
SAA (ADR) 6,257,280 86,600,755
Hochschild Mining Plc
(GBP) * 15,126,105 37,306,770
123,907,525
South Africa : 6.6%
DRDGOLD Ltd. (ADR) † 2,050,047 19,762,453

VANECK JUNIOR GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
South Africa (continued)
Harmony Gold Mining Co.
Ltd. (ADR) ‡ 33,947,176 $ 345,242,780
365,005,233
Turkey : 2.7%
Eldorado Gold Corp. (USD) *
† 5,729,193 99,516,082
Koza Altin Isletmeleri AS * 45,561,262 30,945,236
Koza Anadolu Metal
Madencilik Isletmeleri AS * 8,833,802 17,738,792
148,200,110
United Kingdom : 2.8%
Endeavour Mining Plc † 5,697,701 135,281,265
Greatland Gold Plc * † 222,086,935 20,554,834
155,836,099
United States : 5.2%
Aura Minerals, Inc. (BRL)
(BDR) 4,633,348 17,399,090
Coeur Mining, Inc. * 12,685,329 87,275,063
Gatos Silver, Inc. * 1,315,333 19,835,222
Number
of Shares Value
United States (continued)
GoGold Resources, Inc.
(CAD) * 14,197,948 $ 13,452,292
Hecla Mining Co. 20,306,672 135,445,502
i-80 Gold Corp. * † 14,050,561 16,298,651
289,705,820
Total Common Stocks
(Cost: $4,699,567,190) 5,542,617,293
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.1%
Money Market Fund: 1.1%
(Cost: $59,803,400)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 59,803,400 59,803,400
Total Investments: 101.0%
(Cost: $4,759,370,590) 5,602,420,693
Liabilities in excess of other assets: (1.0)% (56,849,943)
NET ASSETS: 100.0% $ 5,545,570,750
Definitions:
ADR American Depositary Receipt
BDR Brazilian Depositary Receipt
BRL Brazilian Real
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $192,036,018.
* Non-income producing
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Transactions in securities of affiliates for the period ended September 30, 2024 were as follows:
Value
12/31/2023 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
9/30/2024
Dividend
Income
B2Gold Corp. $233,544,410 $176,866,165 $(96,430,849) $(54,182,615) $19,721,956 $279,519,068 $6,387,407
Evolution Mining
Ltd. –(a) 161,061,047 (93,264,127) (19,123,536) 41,316,386 333,715,596 3,131,523
Harmony Gold
Mining Co. Ltd. –(a) 135,521,073 (20,166,989) 14,386,276 94,755,386 345,242,780 2,515,338
Metalla Royalty &
Streaming Ltd. 10,607,277 3,122,105 (978,649) 46,760 (25,234) –(b) –
Pan American
Silver Corp. 319,425,235 74,365,256 (123,011,507) (17,293,580) 96,254,265 –(b) 5,186,865
Total
$563,576,922 $645,672,987 $(456,728,021) $(94,212,621) $238,265,661 $958,477,444 $18,164,837
(a) Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
(b) Security held by the Fund, however not classified as an affiliate at the end of the reporting period.